Equity (Narratives) (Details) $ / shares in Units, shares in Millions, Share in Millions, $ in Millions		12 Months Ended
	Mar. 06, 2025 USD ($) Share	Dec. 31, 2024 USD ($) ₪ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity [abstract]
Percentage of acquisition of issued share capital			14.00%
Percentage of acquisition of augmentation of issued share capital			25.00%
Percentage of acquisition of augmentation of existing holding up to			25.00%
Percentage of acquisition of augmentation of existing holding less than			25.00%
Weighted average share price | (per share)		₪ 18	$ 4.94
Number of shares acquired by subsidiaries or associates under purchase plan | shares			22.4
Total consideration		₪ 258	$ 258
Expenses from Equity Compensation Plans			$ 10	$ 7	$ 12
Total shares held by the company and it's subsidiaries | shares		24.5	24.5
Granted during the year | Share	4.3
Fair value at the grant date	$ 7